Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2024
Exploration For And Evaluation Of Mineral Resources [Abstract]
Exploration and Evaluation Assets	Exploration and Evaluation Assets

	Exploration and Production			Oil Sands Mining and Upgrading	Total
	North America	North Sea	Offshore Africa
Cost
At December 31, 2022	$2,026	$—	$98	$102	$2,226
Additions/Acquisitions	45	—	3	—	48
Transfers to property, plant and equipment	(38)	—	—	(25)	(63)
Derecognitions and other	(2)	—	—	—	(2)
Foreign exchange adjustments	—	—	(1)	—	(1)
At December 31, 2023	2,031	—	100	77	2,208
Additions, net	102	—	6	—	108
Acquisition of Chevron's assets (note 7)	320	—	—	—	320
Transfers to property, plant and equipment	(45)	—	—	(7)	(52)
Derecognitions and other (1)	—	—	(62)	—	(62)
Foreign exchange adjustments	—	—	4	—	4
At December 31, 2024	$2,408	$—	$48	$70	$2,526
(1)In connection with the Company's notice of withdrawal from Block 11B/12B in South Africa in 2024, the Company derecognized $62 million of exploration and evaluation assets through depletion, depreciation and amortization expense.
In December 2024, the Company completed the acquisition of Chevron Canada Limited's ("Chevron") assets in the North America Exploration and Production and Oil Sands Mining and Upgrading segments, including exploration and evaluation assets of $320 million. Refer to note 7 for further details on the acquisition.